Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 720,000
Previously Paid Amount	0.00
Total Fee Amount	99.43
Total Offset Amount	0.00
Net Fee	99.43
Narrative - Max Aggregate Offering Price	$ 720,000
Final Prospectus	true